Selling and Distribution (Tables)	12 Months Ended
Dec. 31, 2014
Selling and Distribution [Abstract]
Selling And Distribution
	Year Ended December 31,
	2012	2013	2014

Salaries	$65,584	62,174	$57,550
Depreciation	18,896	17,762	16,174
Vessel hire charges	16,535	13,918	30,033
Amortization of dry-docking costs	7,046	6,483	5,174
Vessel operating expenses	39,176	44,195	33,447
Bunkers consumption	35,788	30,805	26,464
Storage costs	6,859	13,209	31,686
Broker commissions	5,032	3,833	4,584
Provision/ (release of) for doubtful accounts	2,919	(881)	3,229
Other	12,401	10,099	12,489
Selling and Distribution expenses	$210,236	201,597	$220,830